Share Capital and Earnings Per Share - Summary of Further Information on Preferred Shares Outstanding (Parenthetical) (Detail) - $ / shares			12 Months Ended
	Sep. 19, 2018	Mar. 19, 2018	Dec. 31, 2018
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate			Floating
Class 1, Series 4 Preferred shares [Member] | If redeemed on June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share			$ 25.00
Class 1, Series 4 Preferred shares [Member] | If redeemed after June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share			$ 25.50
Class 1, Series 4 Preferred shares [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Basis spread on dividend rate			1.41%
Floating dividend rate, description			Three-month Government of Canada Treasury bill yield plus 1.41%.
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			1.41%
Class 1, Series 5 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.90%
Class 1, Series 7 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			3.13%
Annual dividend rate	4.414%
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.86%
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.61%
Annual dividend rate		4.731%
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.22%
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.16%
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.36%
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.30%
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			4.97%
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			3.83%
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage			2.55%